INCOME TAXES - Deferred Income Tax Assets And Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax assets:
Net operating loss carryforwards	$ 48,548	$ 42,536
Research and development credit carryforwards	1,386	2,555
Intangible assets	6,204	6,609
Share-based compensation	2,269	6,593
Change in fair value of investments	326	870
Capitalized R&D amortization	2,296	1,773
Lease liability	939	586
Impairment loss of long-term investments	182	182
Write down of inventories	1,007
Others	246	254
Valuation allowance for deferred income tax assets	(62,466)	(61,281)	$ (85,505)	$ (83,651)
Net deferred income tax assets	937	677
Deferred income tax liabilities:
Right of use asset	(873)	(598)
Others	(64)	(79)
Net deferred income tax liabilities	$ (937)	$ (677)